FOLLOW-ON OFFERING OF COMMON STOCK (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jun. 15, 2015	Jun. 30, 2015
Follow On Offering Of Common Stock [Line Items]
Shares Of Common Stock That Is Offered To Sell	3,450,000
Shares price of additionally issued shares	$ 105.00
Stock Issued During Period, Shares, Treasury Stock Reissued		805,000
Number Of Shares Sold By Stockholders		2,645,000
Purchase Option Of Additional Number Of Shares Of Common Stock From Company		105,000
Purchase Option Of Additional Number Of Shares Of Common Stock From Selling Stockholder		345,000
Proceeds from Issuance or Sale of Equity		$ 80.6